Fresh Start Accounting - Schedule of Weighted Average Cost of Capital (Details)		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
WACC	11.40%	11.00%
Seadrill Capricorn Holdings LLC
Restructuring Cost and Reserve [Line Items]
WACC	11.40%
Seadrill Operating LP
Restructuring Cost and Reserve [Line Items]
WACC	12.00%
Seadrill Deepwater Drillship Ltd
Restructuring Cost and Reserve [Line Items]
WACC	12.00%
Seabras Sapura Holding
Restructuring Cost and Reserve [Line Items]
WACC	14.30%
Seabras Sapura Participacoes
Restructuring Cost and Reserve [Line Items]
WACC	13.70%
SeaMex
Restructuring Cost and Reserve [Line Items]
WACC	12.70%